ALPS SERIES TRUST

Clarkston Fund

(the “Fund”)

SUPPLEMENT DATED JANUARY 28, 2016 TO THE FUND’S PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED JANUARY 28, 2016

As of the date of this Supplement, shares of the Clarkston Fund are not currently being offered for sale.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE. YOU MAY DISCARD THIS SUPPLEMENT ONCE SHARES OF THE FUNDS ARE OFFERED FOR SALE.

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